Inventories	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Inventories

12.  INVENTORIES

The detail of inventories as of December 31, 2020 and 2019 is as follows:

	Balance as of
	12-31-2020	12-31-2019
Classes of Inventories	ThUS$	ThUS$
Supplies for Production	26,685	35,589
Oil	16,686	25,475
Coal	9,999	10,114
Spare parts	53,013	32,145
Electrical materials	391,735	328,505
Total	471,433	396,239

There are no inventories acting as security for liabilities.

For the years ended December 31, 2020, 2019 and 2018, raw materials and inputs recognized as fuel cost amount to ThUS$137,850,  ThUS$277,117 and ThUS$226,843 respectively (see Note 29).

For the years ended December 31, 2020, 2019 and 2018 there have been no impairments recognized in inventories.